Income Taxes (Tables)	12 Months Ended
Apr. 30, 2023
Income Taxes [Abstract]
Schedule of Statutory Rate to the Company’s Effective Tax Rates	The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the years ended April 30, 2022 and 2023:
	April 30, 2022	April 30, 2023
Japanese statutory income tax rate	30.6%	30.6%
Non-deductible expenses	(1.5)%	(0.7)%
Non-taxable income	0.4%	2.8%
Valuation allowance	—%	(43.7)%
Share based compensation	(35.8)%	—%
Deferred IPO costs	—%	16.6%
Others	1.2%	(3.2)%
	(5.1)%	2.4%

Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	April 30, 2021	April 30, 2022	April 30, 2023	April 30, 2023
	JPY	JPY	JPY	USD
Current income tax expense (benefit)	290,000	12,963,341	(9,345,241)	(68,720)
Deferred tax (benefit) expense	(15,912,026)	15,978,261	122,261	899
TOTAL OPERATING REVENUES	(15,622,026)	28,941,602	(9,222,980)	(67,821)

Schedule of Deferred Tax Assets and Liabilities	For the purpose of presentation in the balance sheets, deferred income tax assets and liabilities have been offset, and included in other assets on the accompanying balance sheets. Significant component of deferred tax assets and liabilities are as follows:
	April 30, 2022	April 30, 2023
	JPY	JPY	USD

Net operating loss carry forward	4,872,262	175,897,644	1,293,460
Valuation allowance	(4,872,262)	(175,897,644)	(1,293,460)
Deferred tax assets	—	—	—
Temporary difference in depreciation	(66,235)	(188,496)	(1,386)
Deferred tax liabilities	(66,235)	(188,496)	(1,386)
Total	(66,235)	(188,496)	(1,386)